Acquisitions - Other insignficant acquisitions (Detail) - USD ($) $ in Millions	12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015
Business Acquisition [Line Items]
Estimated Income tax rate	35.00%
Oil and natural gas properties
Goodwill (Note 11)	$ 2,277.1	$ 2,133.3	$ 2,138.9
Minimum [Member] | Customer Relationships [Member]
Oil and natural gas properties
Amortization period, intangible asset	2 years
Maximum | Customer Relationships [Member]
Oil and natural gas properties
Amortization period, intangible asset	20 years